Change in Classification - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2016
Employee related payables [Member] | Other Current Liabilities [Member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified	$ 5,514
Other Trade Payable [Member] | Advance from Customers [Member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified	$ 1,870
Employees Welfare Expenses [Member] | Personnel Expense [Member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified			$ 13
Prepaid Expenses [Member] | Other Non-current Assets [Member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified		$ 53